Document and Entity Information	Dec. 20, 2022
Cover [Abstract]
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Amendment Flag	false
Entity Central Index Key	0000788784
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	001-09120
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false